INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 21,972
Balance at end of year	21,891	$ 21,972
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	21,972	7,023	$ 181
Balance at end of year	21,891	21,972	7,023
Net book value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	21,800	6,800	97
Balance at end of year	21,800	21,800	6,800
Net book value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	172	223	84
Balance at end of year	91	172	223
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	22,506	7,463	578
Additions during year	6	15,043	6,885
Deletions during year
Balance at end of year	22,512	22,506	7,463
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	21,896	6,896	193
Additions during year		15,000	6,703
Deletions during year
Balance at end of year	21,896	21,896	6,896
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	610	567	385
Additions during year	6	43	182
Deletions during year
Balance at end of year	616	610	567
Accumulated depreciation and impairmentt [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	534	440	397
Additions during year	87	94	43
Deletions during year
Balance at end of year	621	534	440
Accumulated depreciation and impairmentt [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	96	96	96
Additions during year
Deletions during year
Balance at end of year	96	96	96
Accumulated depreciation and impairmentt [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	438	344	301
Additions during year	87	94	43
Deletions during year
Balance at end of year	$ 525	$ 438	$ 344